NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS	12 Months Ended
Dec. 31, 2021
Varian Biopharmaceuticals [Member]
NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

NOTE 8 – NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

The Company has reported losses since inception and has computed basic net loss per share attributable to common stockholders by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period, without consideration for potentially dilutive securities. The Company computes diluted net loss per share of common stock after giving consideration to all potentially dilutive shares of common stock, including options to purchase common stock, outstanding during the period determined using the treasury-stock and if-converted methods, except where the effect of including such securities would be antidilutive. Because the Company has reported net losses since inception, these potential shares of common stock would have been anti-dilutive and basic and diluted loss per share are the same for all periods presented.

For all periods presented there are no outstanding option awards and therefore there are no potentially dilutive securities.